Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson U.S. Managed Volatility Fund
IMPORTANT NOTICE REGARDING FUND CHANGES
Supplement dated March 21, 2022
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson U.S. Managed Volatility Fund (the “Fund”), has approved, certain changes for the Fund in connection with the transfer of the day‑to‑day management of the Fund to the Adviser, effective on or about June 10, 2022 (the “Restructuring”). In connection with the Restructuring, the following changes will be effective on or about June 10, 2022 and the Fund’s prospectuses will be updated accordingly:

1.	Fund Name Change. All references to Janus Henderson U.S. Managed Volatility Fund are changed to Janus Henderson Adaptive Risk Managed U.S. Equity Fund.

3.
Principal Investment Strategy Change.  In connection with the Restructuring, the Fund’s principal investment strategies will change, although the Fund will continue to pursue its investment objective using a risk-managed equity strategy that focuses on lower volatility relative to its benchmark index.

a.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies, including, but not limited to, common stocks, depositary receipts, and real-estate investment trusts (“REITs”). A security is deemed to be economically tied to the U.S. if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, the U.S.; (ii) a majority of the company’s revenues are derived from the U.S.; or (iii) a majority of the company’s assets are located in the U.S.
Under normal circumstances, the Fund seeks to achieve market-like returns with lower volatility over a full market cycle than the Russell 1000® Index (the Fund’s benchmark index). The Fund seeks to generate such returns with volatility that can range from approximately 0% to 40% lower than the Russell 1000 Index. In this context, volatility refers to the variation in the returns of the Fund and the benchmark index as measured by the standard deviation of monthly returns.
The Fund pursues its investment objective by applying a proprietary methodology to construct an investment portfolio of equity securities from a universe of the 750 largest U.S. companies by market capitalization. The portfolio manager applies a systematic investment process that forecasts individual security upside (or good) and downside (or bad) volatility to construct a portfolio that the portfolio manager believes will generate market-like returns with lower volatility over a full market cycle. Although the Fund is generally expected to underperform the Russell 1000 Index in sharply rising markets, this strategy seeks to minimize losses in down markets.
The Fund may engage in active and frequent trading to achieve its investment objective.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one‑third of its total assets as determined at the time of the loan origination.
4.
Principal Investment Risk Changes.  In connection with the Restructuring, the Fund’s principal investment risks will change as follows, although the Fund will continue to be subject to similar risks as a result of its continued use of a risk-managed equity strategy that focuses on lower volatility relative to its benchmark index.

a.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor replaces the Small- and Mid‑Sized Companies Risk factor in its entirety:
Mid‑Sized Companies Risk. The Fund’s investments in securities issued by mid‑sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid‑sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
b.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are added:
Depositary Receipts Risk. Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, market risk, and foreign exposure risk, because their values depend on the performance of a foreign security denominated in its home currency.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
Volatility Risk. There is no guarantee that the Fund’s strategy to minimize volatility will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the prices may not be any less volatile than the market as a whole, and could be more volatile. In addition, the Fund’s strategy to minimize volatility could limit the Fund’s gains in rising markets.
d.
Under “Principal Investment Risks” in the Fund Summary section and under “Risks of the Funds” in the Additional Information about the Funds section of the Fund’s prospectuses, the following risk factors are removed, as applicable:

Foreign Exposure Risk
Investment Process Risk
Real Estate Securities Risk
Restricted Securities Risk

5.	Addition of Supplemental Index. In connection with the Restructuring, the Fund will add the S&P 500® Minimum Volatility Index as a secondary benchmark.
a.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following is added:

•
The S&P 500 Minimum Volatility Index is designed to reflect a managed-volatility equity strategy that seeks to achieve lower total risk, measured by standard deviation, than the S&P 500 while maintaining similar characteristics.

6.	Fee Waiver. In connection with the Restructuring, the Adviser has agreed to waive 0.05% of its advisory fee for a period of two years from the effective date of the Restructuring.
Please retain this Supplement with your records.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class A C S I N T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson U.S. Managed Volatility Fund
IMPORTANT NOTICE REGARDING FUND CHANGES
Supplement dated March 21, 2022
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson U.S. Managed Volatility Fund (the “Fund”), has approved, certain changes for the Fund in connection with the transfer of the day‑to‑day management of the Fund to the Adviser, effective on or about June 10, 2022 (the “Restructuring”). In connection with the Restructuring, the following changes will be effective on or about June 10, 2022 and the Fund’s prospectuses will be updated accordingly:
1.	Fund Name Change. All references to Janus Henderson U.S. Managed Volatility Fund are changed to Janus Henderson Adaptive Risk Managed U.S. Equity Fund.
3.
Principal Investment Strategy Change.  In connection with the Restructuring, the Fund’s principal investment strategies will change, although the Fund will continue to pursue its investment objective using a risk-managed equity strategy that focuses on lower volatility relative to its benchmark index.

a.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies, including, but not limited to, common stocks, depositary receipts, and real-estate investment trusts (“REITs”). A security is deemed to be economically tied to the U.S. if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, the U.S.; (ii) a majority of the company’s revenues are derived from the U.S.; or (iii) a majority of the company’s assets are located in the U.S.
Under normal circumstances, the Fund seeks to achieve market-like returns with lower volatility over a full market cycle than the Russell 1000® Index (the Fund’s benchmark index). The Fund seeks to generate such returns with volatility that can range from approximately 0% to 40% lower than the Russell 1000 Index. In this context, volatility refers to the variation in the returns of the Fund and the benchmark index as measured by the standard deviation of monthly returns.
The Fund pursues its investment objective by applying a proprietary methodology to construct an investment portfolio of equity securities from a universe of the 750 largest U.S. companies by market capitalization. The portfolio manager applies a systematic investment process that forecasts individual security upside (or good) and downside (or bad) volatility to construct a portfolio that the portfolio manager believes will generate market-like returns with lower volatility over a full market cycle. Although the Fund is generally expected to underperform the Russell 1000 Index in sharply rising markets, this strategy seeks to minimize losses in down markets.
The Fund may engage in active and frequent trading to achieve its investment objective.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one‑third of its total assets as determined at the time of the loan origination.
4.
Principal Investment Risk Changes.  In connection with the Restructuring, the Fund’s principal investment risks will change as follows, although the Fund will continue to be subject to similar risks as a result of its continued use of a risk-managed equity strategy that focuses on lower volatility relative to its benchmark index.

a.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor replaces the Small- and Mid‑Sized Companies Risk factor in its entirety:
Mid‑Sized Companies Risk. The Fund’s investments in securities issued by mid‑sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid‑sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
b.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are added:
Depositary Receipts Risk. Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, market risk, and foreign exposure risk, because their values depend on the performance of a foreign security denominated in its home currency.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
Volatility Risk. There is no guarantee that the Fund’s strategy to minimize volatility will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the prices may not be any less volatile than the market as a whole, and could be more volatile. In addition, the Fund’s strategy to minimize volatility could limit the Fund’s gains in rising markets.
d.
Under “Principal Investment Risks” in the Fund Summary section and under “Risks of the Funds” in the Additional Information about the Funds section of the Fund’s prospectuses, the following risk factors are removed, as applicable:

Foreign Exposure Risk
Investment Process Risk
Real Estate Securities Risk
Restricted Securities Risk
5.	Addition of Supplemental Index. In connection with the Restructuring, the Fund will add the S&P 500® Minimum Volatility Index as a secondary benchmark.
a.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following is added:
•
The S&P 500 Minimum Volatility Index is designed to reflect a managed-volatility equity strategy that seeks to achieve lower total risk, measured by standard deviation, than the S&P 500 while maintaining similar characteristics.

6.	Fee Waiver. In connection with the Restructuring, the Adviser has agreed to waive 0.05% of its advisory fee for a period of two years from the effective date of the Restructuring.
Please retain this Supplement with your records.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson U.S. Managed Volatility Fund
IMPORTANT NOTICE REGARDING FUND CHANGES
Supplement dated March 21, 2022
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson U.S. Managed Volatility Fund (the “Fund”), has approved, certain changes for the Fund in connection with the transfer of the day‑to‑day management of the Fund to the Adviser, effective on or about June 10, 2022 (the “Restructuring”). In connection with the Restructuring, the following changes will be effective on or about June 10, 2022 and the Fund’s prospectuses will be updated accordingly:
1.	Fund Name Change. All references to Janus Henderson U.S. Managed Volatility Fund are changed to Janus Henderson Adaptive Risk Managed U.S. Equity Fund.

3.
Principal Investment Strategy Change.  In connection with the Restructuring, the Fund’s principal investment strategies will change, although the Fund will continue to pursue its investment objective using a risk-managed equity strategy that focuses on lower volatility relative to its benchmark index.

a.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies, including, but not limited to, common stocks, depositary receipts, and real-estate investment trusts (“REITs”). A security is deemed to be economically tied to the U.S. if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, the U.S.; (ii) a majority of the company’s revenues are derived from the U.S.; or (iii) a majority of the company’s assets are located in the U.S.
Under normal circumstances, the Fund seeks to achieve market-like returns with lower volatility over a full market cycle than the Russell 1000® Index (the Fund’s benchmark index). The Fund seeks to generate such returns with volatility that can range from approximately 0% to 40% lower than the Russell 1000 Index. In this context, volatility refers to the variation in the returns of the Fund and the benchmark index as measured by the standard deviation of monthly returns.
The Fund pursues its investment objective by applying a proprietary methodology to construct an investment portfolio of equity securities from a universe of the 750 largest U.S. companies by market capitalization. The portfolio manager applies a systematic investment process that forecasts individual security upside (or good) and downside (or bad) volatility to construct a portfolio that the portfolio manager believes will generate market-like returns with lower volatility over a full market cycle. Although the Fund is generally expected to underperform the Russell 1000 Index in sharply rising markets, this strategy seeks to minimize losses in down markets.
The Fund may engage in active and frequent trading to achieve its investment objective.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one‑third of its total assets as determined at the time of the loan origination.
4.
Principal Investment Risk Changes.  In connection with the Restructuring, the Fund’s principal investment risks will change as follows, although the Fund will continue to be subject to similar risks as a result of its continued use of a risk-managed equity strategy that focuses on lower volatility relative to its benchmark index.

a.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor replaces the Small- and Mid‑Sized Companies Risk factor in its entirety:
Mid‑Sized Companies Risk. The Fund’s investments in securities issued by mid‑sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid‑sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
b.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are added:
Depositary Receipts Risk. Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, market risk, and foreign exposure risk, because their values depend on the performance of a foreign security denominated in its home currency.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
Volatility Risk. There is no guarantee that the Fund’s strategy to minimize volatility will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the prices may not be any less volatile than the market as a whole, and could be more volatile. In addition, the Fund’s strategy to minimize volatility could limit the Fund’s gains in rising markets.
d.
Under “Principal Investment Risks” in the Fund Summary section and under “Risks of the Funds” in the Additional Information about the Funds section of the Fund’s prospectuses, the following risk factors are removed, as applicable:

Foreign Exposure Risk
Investment Process Risk
Real Estate Securities Risk
Restricted Securities Risk

5.	Addition of Supplemental Index. In connection with the Restructuring, the Fund will add the S&P 500® Minimum Volatility Index as a secondary benchmark.
a.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following is added:

•
The S&P 500 Minimum Volatility Index is designed to reflect a managed-volatility equity strategy that seeks to achieve lower total risk, measured by standard deviation, than the S&P 500 while maintaining similar characteristics.

6.	Fee Waiver. In connection with the Restructuring, the Adviser has agreed to waive 0.05% of its advisory fee for a period of two years from the effective date of the Restructuring.
Please retain this Supplement with your records.